Summary of significant accounting policies - Additional Information (Details)	12 Months Ended
Dec. 31, 2019 BRL (R$)
Summary of significant accounting policies
Income tax rate	15.00%
Social contribution rate	9.00%
Surcharge rate on minimum taxable income in excess of R$ 240	10.00%
Minimum taxable income to calculate surcharge rate at 10%	R$ 240
Maximum percentage of negative basis of social contribution	30.00%